Oil and Gas Properties	12 Months Ended
Dec. 31, 2021
Property, plant and equipment [abstract]
Oil and gas properties	OIL AND GAS PROPERTIES

	Cost	Accumulated depletion	Net book value
Balance, December 31, 2019	$11,128,297	$(5,740,408)	$5,387,889
Capital expenditures	275,850	—	275,850
Transfers from exploration and evaluation assets (note 5)	8,585	—	8,585
Change in asset retirement obligations (note 9)	94,994	—	94,994
Property swaps	(1,190)	178	(1,012)
Impairment	—	(2,247,162)	(2,247,162)
Foreign currency translation	(82,860)	120,123	37,263
Depletion	—	(478,859)	(478,859)
Balance, December 31, 2020	$11,423,676	$(8,346,128)	$3,077,548
Capital expenditures	310,005	—	310,005
Property acquisitions	274	—	274
Divestitures	(37,835)	32,844	(4,991)
Property swaps	(26,131)	25,900	(231)
Transfers from exploration and evaluation assets (note 5)	7,727	—	7,727
Change in asset retirement obligations (note 9)	(12,222)	—	(12,222)
Impairment reversal	—	1,542,414	1,542,414
Foreign currency translation	(31,977)	34,765	2,788
Depletion	—	(458,941)	(458,941)
Balance, December 31, 2021	$11,633,517	$(7,169,146)	$4,464,371

Baytex recorded total impairment reversals related to oil and gas properties of $1.5 billion for the year ended December 31, 2021 and impairment losses related to oil and gas properties of $2.2 billion for the year ended December 31, 2020.

2021 Impairment Reversals

At December 31, 2021, we identified indicators of impairment reversal for oil and gas properties in five CGUs due to the increase in forecasted commodity prices in addition to changes in proved plus probable reserves. The recoverable amount for three CGUs exceeded their carrying amounts which resulted in an impairment reversal of $416 million recorded at December 31, 2021. The recoverable amount for each CGU was based on its FVLCD which was estimated using a discounted cash flow model of proved plus probable cash flows from an independent reserve report prepared as at December 31, 2021. The after-tax discount rates applied to the cash flows were between 12% and 19%.

At December 31, 2021, the recoverable amount of the five CGUs tested were calculated using the following benchmark reference prices for the years 2022 to 2031 adjusted for commodity differentials specific to the CGU. The prices and costs subsequent to 2031 have been adjusted for inflation at an annual rate of 2.0%.

	2022	2023	2024	2025	2026	2027	2028	2029	2030	2031
WTI crude oil (US$/bbl)	72.83	68.78	66.76	68.09	69.45	70.84	72.26	73.70	75.18	76.68
WCS heavy oil ($/bbl)	74.42	69.17	66.54	67.87	69.23	70.61	72.02	73.46	74.69	76.19
LLS crude oil (US$/bbl)	74.33	70.28	68.27	69.62	71.01	72.41	73.85	75.32	76.82	78.35
Edmonton par oil ($/bbl)	86.82	80.73	78.01	79.57	81.16	82.78	84.44	86.13	87.85	89.61
Henry Hub gas (US$/mmbtu)	3.85	3.44	3.17	3.24	3.30	3.37	3.44	3.50	3.58	3.65
AECO gas ($/mmbtu)	3.56	3.21	3.05	3.11	3.17	3.23	3.30	3.36	3.43	3.50
Exchange rate (CAD/USD)	1.26	1.26	1.26	1.26	1.26	1.26	1.26	1.26	1.26	1.26
The following table summarizes the recoverable amount and impairment reversal at December 31, 2021 and demonstrates the sensitivity of the estimated recoverable amount of the five CGUs with respect to reasonably possible changes in key assumptions inherent in the estimate.

	Recoverable amount	Impairment reversal	Change in discount rate of 1%	Change in oil price of $2.50/bbl	Change in gas price of $0.25/mcf
Conventional CGU	$77,846	$19,000	$—	$3,000	$8,000
Peace River CGU	489,274	251,000	8,500	53,000	3,500
Lloydminster CGU	479,411	146,000	12,500	52,000	—
Viking CGU	1,320,094	—	38,000	85,500	4,500
Eagle Ford CGU	2,008,478	—	97,200	138,800	31,300
	$4,375,103	$416,000	$156,200	$332,300	$47,300

At June 30, 2021, we identified indicators of impairment reversal for oil and gas properties in each of our six CGUs due to the increase in forecasted commodity prices. The recoverable amount for each of our six CGUs exceeded their carrying amounts which resulted in an impairment reversal of $1.1 billion recorded at June 30, 2021. The recoverable amount for each CGU was based on its FVLCD which was estimated using a discounted cash flow model of proved plus probable cash flows from an independent reserve report prepared as at December 31, 2020 and was adjusted by management for operations between December 31, 2020 and June 30, 2021. The after-tax discount rates applied to the cash flows were between 10% and 16%.

At June 30, 2021, the recoverable amount of the Company's CGUs were calculated using the following benchmark reference prices for the years 2021 to 2030 adjusted for commodity differentials specific to the Company. The prices and costs subsequent to 2030 have been adjusted for inflation at an annual rate of 2.0%.

	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030
WTI crude oil (US$/bbl)	71.33	67.20	63.95	63.23	64.50	65.79	67.10	68.44	69.81	71.21
WCS heavy oil ($/bbl)	72.22	66.84	61.73	60.70	61.91	63.15	64.42	65.70	67.02	68.36
LLS crude oil (US$/bbl)	72.17	68.53	65.80	65.10	66.39	67.71	69.05	70.42	71.82	73.26
Edmonton par oil ($/bbl)	83.20	78.27	74.06	73.05	74.51	76.00	77.52	79.07	80.66	82.27
Henry Hub gas (US$/mmbtu)	3.42	3.19	2.92	2.96	3.02	3.08	3.14	3.21	3.27	3.34
AECO gas ($/mmbtu)	3.46	3.13	2.72	2.71	2.76	2.82	2.88	2.94	2.99	3.05
Exchange rate (CAD/USD)	1.24	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25	1.25

The following table summarizes the recoverable amount and impairment reversal at June 30, 2021 and demonstrates the sensitivity of the estimated recoverable amount of the Company's CGUs comprising oil and gas properties to reasonably possible changes in key assumptions inherent in the estimate.

	Recoverable amount	Impairment reversal	Change in discount rate of 1%	Change in oil price of $2.50/bbl	Change in gas price of $0.25/mcf
Conventional CGU	$57,891	$15,000	$1,000	$1,000	$8,000
Peace River CGU	238,714	154,000	4,000	40,000	2,500
Lloydminster CGU	340,730	154,000	12,500	52,000	—
Duvernay CGU(1)	115,157	5,000	45,000	44,500	44,500
Viking CGU	1,338,985	356,000	47,000	89,500	4,500
Eagle Ford CGU	2,015,118	442,415	109,400	103,900	24,400
	$4,106,595	$1,126,415	$218,900	$330,900	$83,900
(1)     The impairment reversal for the Duvernay CGU was limited to total accumulated impairments less subsequent depletion of $5.0 million.
2020 Impairments

At December 31, 2020, the Company estimated the recoverable amount of each of its six CGUs due to the volatility in commodity prices during the year and a reduction in future development costs per well for the Viking and Eagle Ford CGUs. The recoverable amount supported the carrying amount for the Conventional, Peace River, Lloydminster, and Duvernay CGUs and no impairment or impairment reversal was recorded. The recoverable amount for the Viking and Eagle Ford CGUs exceeded their carrying amounts which resulted in an impairment reversal of $341.3 million recorded at December 31, 2020. The recoverable amount for each CGU was based on its FVLCD which was estimated using a discounted cash flow model of proved plus probable cash flows from an independent reserve report prepared as at December 31, 2020. The after-tax discount rates applied to the cash flows were between 10% and 17%.

At December 31, 2020, the recoverable amount of the Company's CGUs were calculated using the following benchmark reference prices for the years 2021 to 2030 adjusted for commodity differentials specific to the Company. The prices and costs subsequent to 2030 have been adjusted for inflation at an annual rate of 2%.

	2021	2022	2023	2024	2025	2026	2027	2028	2029	2030
WTI crude oil (US$/bbl)	47.17	50.17	53.17	54.97	56.07	57.19	58.34	59.50	60.69	61.91
WCS heavy oil ($/bbl)	44.63	48.18	52.10	54.10	55.19	56.29	57.42	58.57	59.74	60.93
LLS crude oil (US$/bbl)	49.50	52.85	55.87	57.69	58.82	59.97	61.15	62.34	63.56	64.83
Edmonton par oil ($/bbl)	55.76	59.89	63.48	65.76	67.13	68.53	69.95	71.40	72.88	74.34
Henry Hub gas (US$/mmbtu)	2.83	2.87	2.90	2.96	3.02	3.08	3.14	3.20	3.26	3.33
AECO gas ($/mmbtu)	2.78	2.70	2.61	2.65	2.70	2.76	2.81	2.87	2.92	2.98
Exchange rate (CAD/USD)	1.30	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31	1.31

The following table demonstrates the sensitivity of the estimated recoverable amount of the Company's CGUs to reasonably possible changes in key assumptions inherent in the estimate.

	Recoverable amount	Impairment reversal	Change in discount rate of 1%	Change in oil price of $2.50/bbl	Change in gas price of $0.25/mcf
Conventional CGU	$54,265	$—	$1,000	$3,000	$9,000
Peace River CGU	104,225	—	1,000	49,500	3,000
Lloydminster CGU	212,979	—	7,000	57,500	500
Duvernay CGU	70,491	—	5,500	12,000	1,500
Viking CGU	1,026,026	116,000	34,500	106,500	5,000
Eagle Ford CGU	1,609,562	225,326	91,600	157,500	38,400
	$3,077,548	$341,326	$140,600	$386,000	$57,400
At March 31, 2020, the Company identified indicators of impairment for each of its six CGUs due to a significant decline in forecasted commodity prices. The recoverable amount was not sufficient to support the carrying amount which resulted in an impairment of $2.6 billion recorded at March 31, 2020. The recoverable amount of each CGU was based on its FVLCD which was estimated using a discounted cash flow model of proved plus probable cash flows from an independent reserve report prepared as at December 31, 2019 and was adjusted for operations between December 31, 2019 and March 31, 2020. The after-tax discount rates applied to the cash flows were between 8% and 14%.

At March 31, 2020, the recoverable amount of the Company's CGUs were calculated using the following benchmark reference prices for the years 2020 to 2029 adjusted for commodity differentials specific to the Company. The prices and costs subsequent to 2029 have been adjusted for inflation at an annual rate of 2%.

	2020	2021	2022	2023	2024	2025	2026	2027	2028	2029
WTI crude oil (US$/bbl)	29.17	40.45	49.17	53.28	55.66	56.87	58.01	59.17	60.35	61.56
WCS heavy oil ($/bbl)	19.21	34.65	46.34	51.25	54.28	55.72	56.96	58.22	59.51	60.82
LLS crude oil (US$/bbl)	32.17	43.80	52.55	56.68	59.10	60.35	61.52	62.72	63.94	65.19
Edmonton par oil ($/bbl)	29.22	46.85	59.27	65.02	68.43	69.81	71.24	72.70	74.19	75.71
Henry Hub gas (US$/mmbtu)	2.10	2.58	2.79	2.86	2.93	3.00	3.07	3.13	3.19	3.25
AECO gas ($/mmbtu)	1.74	2.20	2.38	2.45	2.53	2.60	2.66	2.72	2.79	2.85
Exchange rate (CAD/USD)	1.41	1.37	1.34	1.34	1.34	1.33	1.33	1.33	1.33	1.33
The following table demonstrates the sensitivity of the estimated recoverable amount of the Company's CGUs to reasonably possible changes in key assumptions inherent in the estimate.

	Recoverable amount	Impairment	Change in discount rate of 1%	Change in oil price of $2.50/bbl	Change in gas price of $0.25/mcf
Conventional CGU	$37,444	$41,000	$3,000	$3,500	$8,500
Peace River CGU	109,631	345,000	9,500	53,500	3,000
Lloydminster CGU	227,967	470,000	25,000	69,500	—
Duvernay CGU	61,197	5,000	5,500	9,500	1,500
Viking CGU	962,134	915,000	57,000	123,000	4,000
Eagle Ford CGU	1,576,423	812,488	120,750	141,500	32,000
	$2,974,796	$2,588,488	$220,750	$400,500	$49,000